Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Transaction Gain (Loss), Unrealized		$ 300	$ 200	$ 1,400
Restricted Investments maturity period		90 days
Impairment of Intangible Assets, Finite-lived		$ 0	0	3,892
Goodwill, Impairment Loss		$ 0	$ 0	$ 0
Effective income tax rate percentage		28.40%	13.10%	35.60%
Advertising Expense		$ 100	$ 100	$ 100
Antidilutive Securities Excluded from Computation of EPS		9,600,031
Accounts Receivable, Allowance for Credit Loss, Current		$ 1,800	2,804
Selling, General and Administrative Expenses [Member]
Bad debt expense		300	600	900
Accounts Receivable, Allowance for Credit Loss, Current		500	500
Defined Contribution Plan, Cost		$ 400	500	500
Revision of Prior Period, Adjustment [Member] | KORE Warrants [Member]
Antidilutive Securities Excluded from Computation of EPS		1,400,000
RACO [Member]
Impairment of Intangible Assets, Finite-lived		$ 0	$ 0	$ 3,900
Maximum [Member]
Effective income tax rate percentage		50.00%
ROU Assets		$ 10,100
Minimum [Member]
ROU Assets		$ 9,100
Subsequent Event [Member]
Decrease in additional paid in capital	$ 11,600
Decrease to deferred tax liabilities	3,800
Increase to retained earnings	300
Increase to long-term debt	$ 15,500